INTANGIBLE ASSETS - Disclosure of detailed information about intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about investment property [line items]
Balance	$ 2,074
Balance	1,772	$ 2,074
Cost [Member]
Disclosure of detailed information about investment property [line items]
Balance	2,371	0
Additions	1,430	1,530
Reclassification of computer software		841
Impairment	(1,303)
Disposal	(32)
Balance	2,466	2,371
Accumulated amortization [Member]
Disclosure of detailed information about investment property [line items]
Balance	(297)	0
Amortization	(397)	(32)
Reclassification of computer software		(265)
Balance	(694)	(297)
SUPPLY AGREEMENT [Member]
Disclosure of detailed information about investment property [line items]
Balance	1,498
Balance	0	1,498
SUPPLY AGREEMENT [Member] | Cost [Member]
Disclosure of detailed information about investment property [line items]
Balance	1,530	0
Additions	0	1,530
Reclassification of computer software		0
Impairment	(1,303)
Disposal	0
Balance	227	1,530
SUPPLY AGREEMENT [Member] | Accumulated amortization [Member]
Disclosure of detailed information about investment property [line items]
Balance	(32)	0
Amortization	(195)	(32)
Reclassification of computer software		0
Balance	(227)	(32)
LICENSE AGREEMENT [Member]
Disclosure of detailed information about investment property [line items]
Balance	0
Balance	198	0
LICENSE AGREEMENT [Member] | Cost [Member]
Disclosure of detailed information about investment property [line items]
Balance	0	0
Additions	198	0
Reclassification of computer software		0
Impairment	0
Disposal	0
Balance	198	0
LICENSE AGREEMENT [Member] | Accumulated amortization [Member]
Disclosure of detailed information about investment property [line items]
Balance	0	0
Amortization	0	0
Reclassification of computer software		0
Balance	0	0
COMPUTER SOFTWARE [Member]
Disclosure of detailed information about investment property [line items]
Balance	576
Balance	1,574	576
COMPUTER SOFTWARE [Member] | Cost [Member]
Disclosure of detailed information about investment property [line items]
Balance	841	0
Additions	1,232	0
Reclassification of computer software		841
Impairment	0
Disposal	(32)
Balance	2,041	841
COMPUTER SOFTWARE [Member] | Accumulated amortization [Member]
Disclosure of detailed information about investment property [line items]
Balance	(265)	0
Amortization	(202)	0
Reclassification of computer software		(265)
Balance	$ (467)	$ (265)